Financial instruments (Details Narrative) $ in Thousands, $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($) Integer	Jul. 31, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 GBP (£)	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 60	$ 199	$ 553					$ 1,285
Current ratio | Integer	1.35	0.33	0.54
Net current assets	$ 19,300
Trade and other current receivables	73,162	$ 10,044	$ 7,087
Spinning off value	838,000
Total borrowings	29,189	29,086	32,388
Non-current borrowings	16,940	$ 20,915	$ 30,004
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents					$ 10
Restricted cash					200
Trade and other receivables					400	€ 1.2	£ 4.3
Trade and other payables					4,100	€ 2.3	£ 4.5
Total borrowings	28,900
Non-current borrowings	$ 27,000				$ 1,900
Tembo [member]
IfrsStatementLineItems [Line Items]
Acquisition percentage	51.00%				51.00%	51.00%	51.00%
Equity interests of acquirer	$ 200,000
Vivo Power Pty Ltd and Tembo Group [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	413
Trade and other current receivables	$ 5,000
Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Net current assets				$ 19,300